Victory Target Retirement 2040 Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P Target Date 2040 Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.87%	8.27%	8.19%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	12.06%	7.11%	6.83%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.73%	5.30%	4.75%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.74%	5.14%	4.72%